Restatement of Previously Issued Financial Statements	9 Months Ended
Sep. 30, 2021
Isos Acquisition Corporation [Member]
Restatement of Previously Issued Financial Statements [Line Items]
Restatement of Previously Issued Financial Statements

Note 2 — Restatement of Previously Issued Financial Statements

In connection with the preparation of the Company’s financial statements as of September 30, 2021, management determined it should restate its previously reported financial statements. The Company previously determined the Class A ordinary shares subject to possible redemption to be equal to the redemption value of $10.00 per Class A ordinary share while also taking into consideration the requirement of the Company’s memorandum and articles of association that a redemption cannot result in net tangible assets being less than $5,000,001. Upon review of its financial statements for the period ended September 30, 2021, the Company reevaluated the classification of the Class A ordinary shares and determined that the Class A ordinary shares issued during the IPO and pursuant to the exercise of the underwriters’ over-allotment can be redeemed or become redeemable subject to the occurrence of future events considered outside the Company’s control under ASC 480-10-S99. Therefore, management concluded that the carrying value should include all Class A ordinary shares subject to possible redemption, resulting in the Class A ordinary shares subject to possible redemption being classified as temporary equity in its entirety. As a result, management has recorded a reclassification adjustment related to temporary equity and permanent equity. This resulted in an adjustment to the initial carrying value of the Class A ordinary shares subject to possible redemption with the offset recorded to additional paid-in capital (to the extent available), accumulated deficit and Class A ordinary shares.

In connection with the change in presentation for the Class A ordinary shares subject to redemption, the Company also restated its earnings per share calculation to allocate net income (loss) pro rata to Class A and Class B ordinary shares. This presentation contemplates a Business Combination as the most likely outcome, in which case, both classes of ordinary shares share pro rata in the income (loss) of the Company.

Other than a change in amounts classified in temporary and permanent equity and adjustments to earnings per share, there has been no other changes in the Company’s total assets, liabilities or operating results as a result of this reclassification.

The impact of the restatement on the Company’s financial statements is reflected in the following table.

	As Previously Reported	Adjustments	As Restated
Balance Sheet at March 5, 2021 (audited)
Class A ordinary shares subject to possible redemption	$198,014,150	$26,985,850	$225,000,000
Class A ordinary shares	270	(270)	—
Additional paid-in capital	5,591,050	(5,591,050)	—
Accumulated deficit	$(591,962)	$(21,394,530)	$(21,986,492)

Balance Sheet at March 31, 2021
Class A ordinary shares subject to possible redemption	$224,704,330	$30,132,670	$254,837,000
Class A ordinary shares	301	(301)	—
Additional paid-in capital	5,920,955	(5,920,955)	—
Accumulated deficit	$(921,888)	$(24,211,414)	$(25,133,302)

	As Previously Reported	Adjustments	As Restated
Statement of Operations for the three months March 31, 2021
Basic and diluted weighted average shares outstanding, ordinary shares subject to redemption	5,720,409	1,475,788	7,196,197
Basic and diluted net income (loss) per share	$0.00	$(0.07)	$(0.07)
Basic and diluted weighted average shares outstanding, ordinary shares	7,846,713	(2,047,664)	5,799,049
Basic and diluted net loss per share	$(0.12)	$0.05	$(0.07)

Statement of Cash Flows for the three months March 31, 2021
Initial value of Class A ordinary shares subject to possible redemption	$198,014,150	$56,822,850	$254,837,000
Change in value of Class A ordinary shares subject to possible redemption	$26,690,180	$(26,690,180)	$—

Balance Sheet at June 30, 2021
Class A ordinary shares subject to possible redemption	$227,507,470	$27,333,071	$254,840,541
Class A ordinary shares	273	(273)	—
Additional paid-in capital	3,117,843	(3,117,843)	—
Accumulated deficit	$1,881,252	$(24,214,955)	$(22,333,703)

Statement of Operations for the three months ended June 30, 2021
Basic and diluted weighted average shares outstanding, ordinary shares subject to redemption	22,470,433	3,013,267	25,483,700
Basic and diluted net income per share	$0.00	$0.09	$0.09
Basic and diluted weighted average shares outstanding, ordinary shares	9,384,192	(3,013,267)	6,370,925
Basic and diluted net income per share	$0.30	$(0.21)	$0.09

Statement of Operations for the six months ended June 30, 2021
Basic and diluted weighted average shares outstanding, ordinary shares subject to redemption	14,141,692	2,248,774	16,390,466
Basic and diluted net income per share	$0.00	$0.08	$0.08
Basic and diluted weighted average shares outstanding, ordinary shares	8,619,700	(2,533,133)	6,086,567
Basic and diluted net income per share	$0.22	$(0.14)	$0.08

Statement of Cash Flows for the six months ended June 30, 2021
Initial value of Class A ordinary shares subject to possible redemption	$224,704,330	$30,132,670	$254,837,000
Change in value of Class A ordinary shares subject to possible redemption	$2,803,140	$(2,799,599)	$3,541